Related Parties Balances and Transactions - Schedule of Related Party Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Related Party Transactions [Line Items]
Sales of products to a related party	$ 10,665,266	$ 9,817,472
Accounts receivable-a related party	75,862		$ 516,290
Jiangsu Hephaesi Semiconductor Co., Ltd [Member]
Schedule of Related Party Transactions [Line Items]
Sales of products to a related party	61,961	480,183
Accounts receivable-a related party	75,862		516,290
Anhui Zhongke [Member]
Schedule of Related Party Transactions [Line Items]
Purchases from a related party	41,722	$ 144,628
Mr. Yujun Xiao [Member]
Schedule of Related Party Transactions [Line Items]
Due to a related party	403,317
Mr. Yujun Xiao [Member]
Schedule of Related Party Transactions [Line Items]
Due from a related party			$ 2,292